Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Dynamic High Income Portfolio - Investor C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 171
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	989
Expense Example, No Redemption, 10 Years	$ 1,963